Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense
	2019	2018	2017
Net loss before income taxes	$3,772,908	$(6,968,551)	$(8,894,853)
Canadian statutory income tax rate	26.5%	27.0%	27.0%
Income tax (recovery) at statutory income tax rate	999,821	(1,881,509)	(2,401,610)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	11,609	99,919	156,966
Change in statutory tax rates	918,821	-	962,486
Foreign exchange adjustments	82,433	(131,555)	110,121
Foreign tax credit benefit	-	-	-
Non-taxable portion of capital gain	-	-	(50,525)
Other	43,592	(221,978)	91,668
	2,056,276	(2,135,123)	(1,130,894)
Change in valuation allowance	(2,056,276)	2,135,123	1,130,894
	-	-	-
Income taxes in foreign jurisdictions	-	-	75,545
Income tax expense (recovery)	-	-	75,545

Valuation allowance
	2019	2018	2017
Net operating losses carried forward:
Canada (expiration dates 2027 to 2039)	$6,840,817	$9,563,701	$8,180,209
USA (expiration dates 2020 to 2026)	1,494,711	1,569,976	1,443,729
Timing differences on property & equipment
and financing costs	1,810,789	2,109,557	2,012,709
SRED Expenditures	348,341	396,020	215,303
Foreign Tax Credit	285,772	371,133	371,133
	10,780,430	14,010,387	12,223,083
Intellectual property	(4,133,115)	(5,306,796)	(5,761,674)
	6,647,315	8,703,591	6,461,409
Less valuation allowance	(6,647,315)	(8,703,591)	(6,461,409)